Shareholders’ Deficit - Schedule of Financial Statements with Respect to the EIPs (Details) - Equity Incentives Plans [Member] - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule of Financial Statements with Respect to the EIPs [Line Items]
Total cost of share-based payment plans during the period	$ 53,016	$ 98,906	$ 153,186	$ 228,978
Amounts capitalized in deferred equity compensation during period
Amounts written off from deferred equity compensation during period			57,147	64,647
Amounts charged against income for amounts previously capitalized				10,353
Amounts charged against income, before income tax benefit	53,016	98,906	210,333	303,979
Amount of related income tax benefit recognized in income